Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2019
Variable Interest Entity Disclosures [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The following table presents amounts included in our Consolidated Balance Sheet that are only for the use or obligation of our consolidated VIEs:

	December 31,
	2019	2018
	(Millions)
Assets (liabilities):
Cash and cash equivalents	$102	$33
Trade accounts and other receivables – net	167	62
Other current assets and deferred charges	5	2
Property, plant, and equipment – net	5,745	2,363
Intangible assets – net of accumulated amortization	2,669	1,177
Regulatory assets, deferred charges, and other	13	—
Accounts payable	(58)	(15)
Accrued liabilities	(66)	(115)
Regulatory liabilities, deferred income, and other	(283)	(264)